Investments Accounted for Using the Equity Method - Summary of Aggregate Information of Associates that are Not Individually Material (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of associates and joint ventures [line items]
Net profit (loss)	$ 895,926	$ 27,424,309	$ 24,497,060	$ 22,577,861
Other comprehensive income (loss)	(27,855)	(852,632)	(4,637,933)	(7,959,259)
Total comprehensive loss	868,071	26,571,677	19,859,127	14,618,602
Associates that are not individually material [member]
Disclosure of associates and joint ventures [line items]
Net profit (loss)	4,820	147,535	(190,532)	(139,366)
Other comprehensive income (loss)	(20,042)	(613,471)	59,676	(115,650)
Total comprehensive loss	$ (15,222)	$ (465,936)	$ (130,856)	$ (255,016)